SEWARD & KISSEL LLP
                               901 K Street, N.W.
                                   Suite 800

                              Washington, DC 20001
                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com

                                                            November 4, 2016

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

         Re:     AB Growth and Income Fund, Inc. (the "Fund")
                 File Nos. 002-11023 and 811-00126
                 --------------------------------------------

Dear Sir or Madam:

       Pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act"), we are filing Post-Effective Amendment No. 130 under the 1933 Act and Amendment No. 69 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of the Fund. We are making this filing for the purposes of reflecting:

    (1) a change to the name of the Fund to AB Relative Value Fund, Inc.; and

    (2) amendments to the Fund's principal investment strategies corresponding to the change to the Fund's name.

       Disclosure, other than that described above, in the Fund's prospectus and statement of additional information is substantially the same as the disclosure previously reviewed by the staff of the Securities and Exchange Commission. Accordingly, we ask for selective review of Post-Effective Amendment No. 130.

              Please direct any comments or questions to Paul M. Miller or the undersigned at (202) 737-8833.

                                                Sincerely,

                                                /s/ Mark F. Samra
                                                -----------------
                                                    Mark F. Samra
Attachment
cc:  Stephen J. Laffey
Paul M. Miller